Organization/Business Description - Additional Information (Detail)	Jun. 30, 2013 Species Country Categories Segment	Dec. 31, 2012 Categories Segment Country Species	Feb. 06, 2013 Subsequent Event Animal Health Zoetis IPO
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of regional segments	4	4
Number of countries in which entity markets products	120	120
Number of core animal species	8	8
Number of major product categories	5	5
Non-controlling Interest, Ownership percentage by Non-controlling Owners			19.80%